Stockholders' Equity (Narrative) (Details) - USD ($)										1 Months Ended			3 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 13, 2016	Aug. 26, 2016	Jun. 06, 2016	Apr. 20, 2016	Mar. 16, 2016	Feb. 19, 2016	Feb. 03, 2016	Dec. 22, 2015	Nov. 14, 2014	Apr. 30, 2016	Mar. 31, 2016	Jan. 31, 2015	Sep. 30, 2016	Aug. 26, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, shares authorized													10,000,000		10,000,000		10,000,000	10,000,000
Preferred stock, par value per share													$ 0.001		$ 0.001		$ 0.001	$ 0.001
Stock based compensation															$ 140,448		$ 314,705	$ 1,030,004
Stock issued for services, value																	416,700	1,056,517
Consulting expenses													$ 23,298		167,638		314,705	1,030,004
Prepaid expenses													$ 30,598		30,598		131,046	37,313
Stock issued to lender for failure to file reports with SEC, value																	10,725
Stock issued for cash, value																		110,000
Proceeds from issuance of stock															$ 480,000		5,000	105,000
Stock subscription receivable																		5,000
Debt conversion inducement expense																	$ 890,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized						1,000,000							1,000,000		1,000,000		1,000,000
Preferred stock, par value per share						$ 0.001							$ 0.001		$ 0.001		$ 0.001
Preferred stock conversion terms						The preferred stock is not convertible into any other class or series of stock.
Preferred stock voting rights

On all matters to come before the shareholders of the Company, the holders of Series A Preferred shall have that number of votes per share (rounded to the nearest whole share) equal to the product of (x) the number of shares of Series A Preferred held on the record date for the determination of the holders of the shares entitled to vote (the “Record Date”), or, if no record date is established, at the date such vote is taken or any written consent of shareholders is first solicited, and (y) 50. In the event that the votes by the holders of the Series A Preferred Stock do not total at least 51% of the votes of all classes of the Company’s authorized capital stock entitled to vote, then regardless of the provisions of this paragraph, in any such case, the votes cast by a majority of the holders of the Series A Preferred Stock shall be deemed to equal 51% of all votes cast at any meeting of stockholders, or any issue put to the stockholders for voting and the Company may state that any such action approved by at least a majority of the holders of the Series A Preferred Stock was had by majority vote of the holders of all classes of the Company’s capital stock.

Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Stock issued to CEO, shares						1,000,000
Stock based compensation						$ 1,000
Consulting Agreement - Consultants For Business Development And Other Services [Member]
Consulting expenses																	$ 288,192	1,030,004
Prepaid expenses																	$ 128,508	$ 26,513
Common Stock [Member]
Stock issued to CEO, shares																		195,607
Stock issued for services, shares																	2,158,927	2,380,936
Stock issued for services, value																	$ 2,159	$ 2,381
Share issue price							$ 0.40
Stock issued to lender for failure to file reports with SEC, shares																	50,000
Stock issued to lender for failure to file reports with SEC, value																	$ 50
Stock issued for cash, shares							1,200,000											262,218
Stock issued for cash, value							$ 200,000											$ 262
Proceeds from issuance of stock										$ 280,000		$ 5,000						105,000
Stock subscription receivable							$ 280,000											$ 5,000
Common Stock [Member] | Two Convertible Promissory Note Agreement With Individuals - September, 2014 [Member]
Shares issued for debt conversion, value									$ 270,000
Common Stock [Member] | Convertible Promissory Note Agreement With Individual - July 01, 2014 [Member]
Share issue price								$ 0.0025
Shares issued for debt conversion, value								$ 10,000
Debt conversion inducement expense								$ 890,000
Common Stock [Member] | Convertible Promissory Notes [Member]
Share issue price		$ 0.40											$ 0.40	$ 0.40	$ 0.40
Stock issued to lender for failure to file reports with SEC, shares		130,000	40,000	30,000										200,000	200,000
Stock issued to lender for failure to file reports with SEC, value														$ 80,000	$ 80,000
Common Stock [Member] | Minimum [Member]
Share issue price																		$ 0.225
Common Stock [Member] | Maximum [Member]
Share issue price																		$ 0.4545
Common Stock [Member] | Consulting Agreement - Consultants For Business Development And Other Services [Member]
Stock issued for services, shares																	2,158,927	2,380,936
Stock issued for services, value																	$ 416,700	$ 1,056,517
Common Stock [Member] | Consulting Agreement - Consultants For Business Development And Other Services [Member] | Minimum [Member]
Share issue price																	$ 0.13	$ 0.225
Common Stock [Member] | Consulting Agreement - Consultants For Business Development And Other Services [Member] | Maximum [Member]
Share issue price																	$ 0.225	$ 0.4545
Common Stock [Member] | Consulting Agreement - Consultant For Investor Relations Services [Member]
Stock issued for services, shares					16,667
Stock issued for services, value					$ 15,000
Share issue price					$ 0.90
Consulting expenses											$ 15,000
Common Stock [Member] | Consultant For Business Development Services [Member]
Stock issued for services, shares	60,000
Stock issued for services, value	$ 24,000
Share issue price	$ 0.40
Consulting expenses	$ 1,043
Prepaid expenses	$ 22,957
Common Stock [Member] | Consultant - Prepaid Stock Based Consulting Fees [Member]
Consulting expenses															$ 123,405	$ 105,179